Provision for de-characterization of dam structures and asset retirement obligations (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Other provisions	$ 1,970	$ 3,060
Total other provisions	3,550	4,278
Provision For Decommissioning Restoration And Rehabilitation Costs And Environmental Provisions [Member]
IfrsStatementLineItems [Line Items]
Other provisions	3,550	4,278
Provision For Decommissioning Restoration And Rehabilitation Costs And Environmental Provisions [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Other provisions	$ 1,784	$ 2,415
Discount rate	7.38%	5.47%
Cash flow maturity	$ 2,132	$ 2,132
Provision For Decommissioning Restoration And Rehabilitation Costs And Environmental Provisions [Member] | Country Of Canada [Member]
IfrsStatementLineItems [Line Items]
Other provisions	$ 1,520	$ 1,592
Discount rate	1.44%	1.30%
Cash flow maturity	$ 2,152	$ 2,150
Provision For Decommissioning Restoration And Rehabilitation Costs And Environmental Provisions [Member] | Country Of Oman [Member]
IfrsStatementLineItems [Line Items]
Other provisions	$ 142	$ 158
Discount rate	3.66%	3.19%
Cash flow maturity	$ 2,035	$ 2,035
Provision For Decommissioning Restoration And Rehabilitation Costs And Environmental Provisions [Member] | Other Regions [Member]
IfrsStatementLineItems [Line Items]
Other provisions	$ 104	$ 113
Discount rate	2.77%	2.04%
Cash flow maturity
Operating Plants [Member]
IfrsStatementLineItems [Line Items]
Other provisions	2,509	3,155
Closed Plants [Member]
IfrsStatementLineItems [Line Items]
Other provisions	$ 1,041	$ 1,123